Note 5 - Note Payable (Details) - Summary of Note Payable (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 30, 2013	Dec. 31, 2012
Summary of Note Payable [Abstract]
Less: Amount representing interest	$ (146,292)	$ (125,398)
Present value of obligations	1,471,799	1,471,798
Less: Unamortized debt discount		(8,554)
	1,471,799	1,463,244
Less: Notes payable, current portion	$ 1,471,799	$ 1,463,244	$ 1,462,244	$ 1,581,390